Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Irish statutory rate	12.50%	12.50%	12.50%
Impact of mandatory repatriation under US Tax Reform	$ 7,694	$ 0	$ 0
Tax cuts and jobs act of 2017, incomplete accounting, provisional income tax expense (benefit)	500
Tax cuts and jobs act of 2017, incomplete accounting, change in tax rate, deferred tax liability, provisional income tax benefit	5,800
Valuation allowance for deferred tax assets	22,439	20,337	17,200
Net change in the total valuation allowance	2,100	3,100
Deferred tax liabilities, undistributed foreign earnings	3,100	0
Unrecognized tax benefit, potentially expire in 2018	3,400
Total unrecognized tax benefits net of potential benefits	23,700	26,600	28,200
Interest and penalties recognized as an expense	900	100	$ 900
Total accrued interest and penalties	2,400	3,300
Provision for income taxes
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	500	1,200
Goodwill
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance		2,400
Other Comprehensive Income
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	1,600	(500)
Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	4,500	3,300
Additional operating loss carryforward	4,700
Other non-U.S subsidiaries operating loss carryforwards for income tax	77,200	70,100
Other non-U.S subsidiaries tax credit carryforwards for income tax	$ 4,800	$ 3,900
Ireland
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Irish statutory rate	12.50%
United States
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. Federal net operating loss carry forwards currently available for offset	$ 5,900
Alternative minimum tax credit carry forwards	400
Business credit carry forwards that are available to offset	300
United States | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	24,966
U.S. federal net operating loss carry forwards	22,800
United States | 2018 - 2020 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	11,800
United States | 2021 - 2025 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	10,100
United States | 2026 - 2035 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	900
United States | State NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	$ 43,648